NET LOSS PER SHARE - Schedule of Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net loss		$ (690,438)	$ (370,866)	$ (88,656)
Premium paid on repurchase of redeemable convertible preferred stock	$ (13,400)	0	(13,407)	(16,816)
Net loss attributable to common stockholders		(690,438)	(384,273)	(105,472)
Less: revaluation of warrant liability		(3,051)	(13,448)	0
Net loss attributable to common stockholders		$ (693,489)	$ (397,721)	$ (105,472)
Denominator:
Weighted average shares outstanding, basic (in shares)		398,655,081	335,325,271	262,528,769
Dilutive effect of common stock issuable from assumed exercise of options (in shares)		129,311	505,762	0
Weighted average shares outstanding, diluted (in shares)		398,784,392	335,831,033	262,528,769
Net loss per share attributable to common stockholders:
Basic (in dollars per share)		$ (1.73)	$ (1.15)	$ (0.40)
Diluted (in dollars per share)		$ (1.74)	$ (1.18)	$ (0.40)